Note 1 - Description of Business and Recent Developments	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Description of Business and Recent Developments

GeoVax Labs, Inc., headquartered in the Atlanta, Georgia metropolitan area, is a clinical-stage biotechnology company incorporated under the laws of the State of Delaware. GeoVax Labs, Inc. and its wholly owned subsidiary, GeoVax, Inc., a Georgia corporation, are collectively referred to herein as “GeoVax” or the “Company”.

The Company is focused on developing immunotherapies and vaccines against infectious diseases and cancers using novel vector vaccine platforms. GeoVax’s product pipeline includes ongoing human clinical trials for vaccines against COVID-19 and a therapy for advanced head and neck cancer. Additional research and development programs include preventive vaccines against hemorrhagic fever viruses (Ebola Zaire, Ebola Sudan, Marburg, and Lassa Fever) Zika virus, and malaria, as well as immunotherapies for solid tumors.